CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues
Net rental income	$ 8,429,512	$ 2,136,089
Other	455,234	435,326
Total revenues	8,884,746	2,571,415
Expenses
Property operating expenses	2,602,150	649,647
Management fees	347,547	91,557
Depreciation and amortization	4,104,689	1,547,781
General and administrative expenses	2,123,260	1,715,675
Asset management and oversight fees to affiliates	361,816	258,257
Real estate taxes and insurance	823,310	241,493
Acquisition costs	191,277	2,154,533
Total expenses	10,554,049	6,658,943
Other operating activities
Equity in operating (loss) earnings of unconsolidated joint ventures (Note 5)	(102,939)	13,435
Operating loss	(1,772,242)	(4,074,093)
Other (expense) income
Gain on business combinations	0	10,927,042
Gain on sale of joint venture interests	0	2,014,533
Equity in gain on sale of real estate asset of unconsolidated joint venture	1,604,377	0
Interest expense, net	(3,889,142)	(781,359)
Total other (expense) income	(2,284,765)	12,160,216
Net (loss) income from continuing operations	(4,057,007)	8,086,123
Discontinued operations
Loss on operations of rental property	(356,546)	(720,815)
Loss from discontinued operations	(356,546)	(720,815)
Net (loss) income	(4,413,553)	7,365,308
Net (loss) income attributable to noncontrolling interest	(1,442,552)	3,444,467
Net (loss) income attributable to common shareholders	$ (2,971,001)	$ 3,920,841
Earnings (loss) per common share - continuing operations
Basic Income (Loss) Per Common Share (in dollars per share)	$ (1.18)	$ 2.22
Diluted Income (Loss) Per Common Share (in dollars per share)	$ (1.18)	$ 2.20
Earnings (loss) per common share - discontinued operations
Basic Income (Loss) Per Common Share (in dollars per share)	$ (0.09)	$ 0.11
Diluted Income (Loss) Per Common Share (in dollars per share)	$ (0.09)	$ 0.11
Weighted Average Basic Common Shares Outstanding (in shares)	2,348,849	1,679,778
Weighted Average Diluted Common Shares Outstanding (in shares)	2,348,849	1,696,253